Intangible Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of intangible assets [Abstract]
Capitalized internal-use software, user life	3 years
Capitalized internal-use software		$ 5,493	$ 5,374
Work in process	$ 2,291	1,481	1,481
Proprietary technology, user life	7 years
Proprietary technology		6,130	6,130
Customer relationships, user life	15 years
Customer relationships	$ 159,820	5,960
Trade names, user life	15 years
Trade names	$ 24,980	11,820
Less: accumulated amortization, user life	(8,934)	(5,760)	(3,710)
Intangible assets, net	$ 212,948	$ 25,124	$ 9,275